UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street, Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     November 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $173,027 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    11891   221852 SH       SOLE                   221852        0        0
BOISE INC                      COM              09746Y105     3399   657440 SH       SOLE                   657440        0        0
CNO FINL GROUP INC             COM              12621E103    10448  1931203 SH       SOLE                  1931203        0        0
DIGITALGLOBE INC               COM NEW          25389M877     9061   466334 SH       SOLE                   466334        0        0
ENERGYSOLUTIONS INC            COM              292756202     2965   839975 SH       SOLE                   839975        0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     3326  3260729 SH       SOLE                  3260729        0        0
GENCORP INC                    SDCV 4.062%12/3  368682AN0    21601 24750000 PRN      SOLE                 24750000        0        0
GENERAL MTRS CO                COM              37045V100     5283   261781 SH       SOLE                   261781        0        0
GEOEYE INC                     COM              37250W108     2271    80122 SH       SOLE                    80122        0        0
HORIZON LINES INC              COM              44044K101      438  1024126 SH       SOLE                  1024126        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    42163 57331000 PRN      SOLE                 57331000        0        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1     2594 10000000 PRN      SOLE                 10000000        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     4691   135526 SH       SOLE                   135526        0        0
MCCORMICK & SCHMICKS SEAFD R   COM              579793100     1074   155272 SH       SOLE                   155272        0        0
NEWS CORP                      CL A             65248E104    46254  2970067 SH       SOLE                  2970067        0        0
SPANISH BROADCASTING SYS INC   CL A NEW         846425833      376   226723 SH       SOLE                   226723        0        0
STERLING FINL CORP WASH        COM NEW          859319303     5192   419407 SH       SOLE                   419407        0        0